OTHER PAYABLES AND ACCRUED EXPENSES (Schedule Of Other Payables And Accrued Expenses) (Details) - USD ($)		Dec. 31, 2017	Dec. 31, 2016
Accounts Payable And Accrued Liabilities [Line Items]
Payables to a potential investor	[1]	$ 8,679,073	$ 7,941,013
Salaries and bonuses payable		19,770,025	16,740,846
Accruals for sales promotion fee		19,346,659	4,391,160
Dividends payable to noncontrolling interest	[2]	0	7,952,467
Payables for construction work		9,135,810	5,364,441
Other tax payables		2,891,714	1,918,248
Advance from customers		2,425,975	3,976,832
Deposits received		6,662,705	4,640,244
Others		6,915,903	6,872,894
Total		$ 75,827,864	$ 59,798,145

[1]	The payables to a potential investor comprises deposits received from a potential investor in the amount of $5,227,846 and $4,924,164 as of December 31, 2017 and 2016, respectively, and related interest plus penalty on these deposits totaling $3,451,227 and $3,016,849 as of December 31, 2017 and 2016, respectively.
[2]	In March and July 2017, Shandong Taibang declared a cash dividend distribution amounting RMB220,000,000 (approximately $31,955,000) and RMB200,000,000 (approximately $29,994,000), of which RMB37,928,000 (approximately $5,509,042) and RMB34,480,000 (approximately $5,170,966) represented the dividends payable to a noncontrolling interest shareholder. In August 2017, all dividends payable balance was fully paid to the noncontrolling interest shareholder.